Warrants (Details 1)	Jun. 30, 2012 USD ($)		Jan. 20, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2012 Warrants expiring on July 6, 2012 USD ($)		Jun. 30, 2012 Warrants expiring on July 6, 2012		Jun. 30, 2012 Warrants expiring on July 19, 2012 USD ($)		Jun. 30, 2012 Warrants expiring on July 19, 2012		Jun. 30, 2012 Warrants expiring on November 30, 2012 one USD ($)		Jun. 30, 2012 Warrants expiring on November 30, 2012 one		Jun. 30, 2012 Warrants expiring on November 30, 2012 two USD ($)		Jun. 30, 2012 Warrants expiring on November 30, 2012 two		Jun. 30, 2012 Warrants expiring on December 15, 2012 USD ($)		Jun. 30, 2012 Warrants expiring on December 15, 2012		Jun. 30, 2012 Warrants expiring on December 17, 2012 one USD ($)		Jun. 30, 2012 Warrants expiring on December 17, 2012 one		Jun. 30, 2012 Warrants expiring on December 17, 2012 two USD ($)		Jun. 30, 2012 Warrants expiring on December 17, 2012 two		Jun. 30, 2012 Warrants expiring on January 31, 2013 USD ($)		Jun. 30, 2012 Warrants expiring on January 31, 2013		Jun. 30, 2012 Warrants expiring on January 20, 2014 one USD ($)		Jun. 30, 2012 Warrants expiring on January 20, 2014 one		Jan. 20, 2012 Warrants expiring on January 20, 2014 one	Jun. 30, 2012 Share purchase warrants expiring on January 20, 2014 USD ($)		Jun. 30, 2012 Share purchase warrants expiring on January 20, 2014		Jan. 20, 2012 Share purchase warrants expiring on January 20, 2014
Class of Warrant or Right [Line Items]
Number of warrants	6,537,746	[1]				782,250	[1]	782,250	[1]	84,052	[1]	84,052	[1]	382,241	[1]	382,241	[1]	28,507	[1]	28,507	[1]	3,000,000	[1],[2]	3,000,000	[1],[2]	372,259	[1]	372,259	[1]	4,937	[1]	4,937	[1]	1,000,000	[1]	1,000,000	[1]	775,000	[1],[3]	775,000	[1],[3]	775,000	108,500	[1],[3]	108,500	[1],[3]	108,500
Amount	$ 1,492,148			$ 5,664,412	$ 6,424,087	$ 53				$ 7,719				$ 63,722				$ 10,561				$ 874,722				$ 65,855				$ 1,895				$ 315,952				$ 133,043					$ 18,626
Exercise price of warrants			2.00			1.5		1.5		1.15		1.15		1.25		1.25		1		1		1		1		1.25		1.25		1		1		1		1		2		2		2.00	2		2		2.00

[1]	Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated. Warrants granted are exercisable at the holder's option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.
[2]	3,000,000 warrants were exercised on August 13, 2012 (Note 22). For the six months ended June 30, 2012, 29,694 warrants were exercised at a price of C$1.82. No warrants were exercised for the three months ended June 30, 2012.
[3]	On January 20, 2012, the Company granted 775,000 warrants, exercisable into common shares at any time before January 20, 2014, with an exercise price of C$2.00 per share. The warrants are subject to a hold period which expires on May 21, 2012. In connection with the Company's January 20, 2012, non-brokered private placement (Note 15(c)), the Company issued 108,500 share purchase warrants (the "Finder's Warrants"). Each Finder's Warrant entitles the holder to purchase one common share of the Company (the "Finder's Warrant Share") at a price of C$2.00 per share until January 20, 2014. The Finder's Warrants are also subject to a hold period which expired on May 21, 2011.